UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

-----------------------------------------------------------

Investment Company Act File number 811-09134

-----------------------------------------------------------

MANOR INVESTMENT FUNDS

15 Chester Commons

Malvern, PA  19355

-----------------------------------------------------------

AGENT FOR SERVICE:

Daniel A. Morris

Manor Investment Funds

15 Chester Commons

Malvern, Pa  19355

-----------------------------------------------------------

Registrant's telephone number, including area code: 1-610-722-0900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by a registered management investment company, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

	Manor Fund
	Schedule of Investments
	March 31, 2018

Shares		Value

COMMON STOCKS - 95.54%

Air Courier Services - 3.56%
1,097	FedEx Corp.	$ 263,401

Air Transportation, Scheduled - 2.67%
3,604	Delta Air Lines, Inc.	197,535

Beverages - 2.81%
1,909	PepsiCo, Inc.	208,367

Biological Products - 2.85%
770	Biogen, Inc. *	210,841

Carpets & Rugs - 3.41%
1,089	Mohawk Industries, Inc. *	252,888

Cogeneration Services & Small Power Producers - 0.76%
4,937	The AES Corp.	56,134

Computer Storage Devices - 3.48%
2,791	Western Digital Corp.	257,526

Converted Paper & Paperboard Products (No Containers/Boxes) - 4.62%
3,220	Avery Dennison Corp.	342,125

Crude Petroleum & Natural Gas - 2.86%
8,845	Cabot Oil & Gas Corp.	212,103

Electronic Connectors - 3.41%
2,929	Amphenol Corp. Class A	252,274

Fire, Marine & Casualty Insurance - 2.05%
1,112	Chubb Limited (Switzerland)	152,088

General Bldg Contractors- Res - 2.33%
2,929	Fortune Brands Home & Security, Inc.	172,489

Hospital & Medical Service Pla - 3.34%
1,127	Anthem, Inc.	247,602

Life Insurance - 2.05%

3,312	MetLife, Inc.	151,988

National Commercial Banks - 7.83%
2,438	JP Morgan Chase & Co.	268,107
2,063	PNC Financial Services Group, Inc.	312,008
		580,115
Operative Builders - 3.77%
6,366	D.R. Horton, Inc.	279,085

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.54%
1,725	Zimmer Biomet Holdings, Inc.	188,094

Personal Credit Institutions - 2.86%
2,944	Discover Financial Services	211,762

Petroleum Refining - 4.58%
3,657	Valero Energy Corp.	339,260

Pharmaceutical Preparations - 1.67%
736	Allergen, Plc. (Ireland)	123,861

Real Estate Investment Trusts - 3.08%
545	Equinix, Inc.	227,886

Retail-Drug Stores & Proprietary Stores - 1.53%
1,817	CVS Health Corp.	113,035

Retail-Grocery Stores - 1.44%
4,447	The Kroger Co.	106,461

Semiconductors & Related Devices - 7.97%
5,221	Applied Materials, Inc.	290,340
2,990	Skyworks Solutions, Inc.	299,777
		590,117
Services-Computer Programming, - 3.18%
1,472	Facebook, Inc. *	235,211

Services-Prepackaged Software - 4.80%
3,895	Microsoft Corp.	355,497

Special Industry Miachinery (No Metalworking Machinery) - 2.39%
2,599	Pentair Ltd. (United Kingdom)	177,070

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.92%
1,120	Nucor Corp.	68,421

Telephone Communications (No Radio Telephone) - 1.45%
3,006	AT&T, Inc.	107,164

Water Transportation - 3.21%
3,627	Carnival Corp.	237,859

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 2.15%
1,848	AmerisourceBergen Corp.	159,316

TOTAL FOR COMMON STOCKS (Cost $4,559,888) - 95.54%		$ 7,077,575

SHORT TERM INVESTMENTS - 4.48%
331,857	First American Government Obligation Fund Class Z 1.50% ** (Cost $331,857)	331,857

TOTAL INVESTMENTS (Cost $4,891,745) *** - 100.02%		$ 7,409,432

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02%)		(1,553)

NET ASSETS - 100.00%		$ 7,407,879

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2018.

***At March 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,891,745 amounted to $2,517,687, which consisted of aggregate gross unrealized appreciation of $2,689,774 and aggregate gross unrealized depreciation of $172,087.

NOTES TO FINANCIAL STATEMENTS
Manor Fund
1. SECURITY TRANSACTIONS

At March 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,891,745 amounted to $2,517,687, which consisted of aggregate gross unrealized appreciation of $2,689,774 and aggregate gross unrealized depreciation of $172,087.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$7,077,575	$0	$0	$ 7,077,575.000
Cash Equivalents	$331,857	$0	$0	$ 331,857.000
Total	$7,409,432	$0	$0	$ 7,409,432.000

The Funds did not hold any Level 3 assets during the fiscal quarter.  The Funds did not hold any derivative instruments at any time during the fiscal quarter.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Manor Growth Fund
	Schedule of Investments
	March 31, 2018 (Unaudited)

Shares		Value

COMMON STOCKS - 96.95%

Air Transportation, Scheduled - 3.17%
6,138	Southwest Airlines Co.	$ 351,585

AirCRAFT Parts & Auxiliary Equipment - 3.51%
2,884	Rockwell Collins, Inc.	388,907

Beverages - 4.92%
2,390	Constellation Brands, Inc. Class A	544,729

Biological Products (No Diagnostic Substances) - 2.59%
3,804	Gilead Sciences, Inc.	286,784

Crude Petroleum & Natural Gas - 3.43%
3,004	Diamondback Energy, Inc. *	380,066

Electronic Computers - 5.39%
3,560	Apple, Inc.	597,297

Fire, Marine & Casualty Insurance - 3.01%
2,441	Chubb Limited (Switzerland)	333,856

Hospital & Medical Service Plans - 3.31%
1,714	UnitedHealth Group, Inc.	366,796

Measuring & Controlling Devices - 5.44%
2,919	Thermo Fisher Scientific, Inc.	602,657

Pharmaceutical Preparations - 6.30%
2,146	AbbVie, Inc.	203,119
2,426	Alexion Pharmaceuticals, Inc. *	270,402
2,512	Celgene Corp. *	224,095
		697,616
Retail-Building Materials, Hardware, Garden Supply - 3.35%
946	The Sherwin-Williams Co.	370,945

Retail-Catalog & Mail-Order Ho - 4.99%
382	Amazon.com, Inc. *	552,884

Retail-Drug Stores & Proprietary Stores - 2.11%

3,570	Walgreens Boots Alliance, Inc.	233,728

Retail-Variety Stores - 2.97%
3,468	Dollar Tree, Inc. *	329,113

Semiconductors & Related Devices - 9.10%
2,131	IPG Photonics Corporation *	497,333
20,878	On Semiconductor Corp. *	510,676
		1,008,009
Services-Business Services - 7.58%
2,695	MasterCard, Inc.	472,056
4,470	World Pay, Inc. *	367,613
		839,669
Services-Computer Programming Services - 3.72%
5,126	Cognizant Technology Solutions Corp.	412,643

Services-Computer Programming, Data Processing, Etc. - 4.67%
250	Alphabet, Inc. Class A *	257,947
250	Alphabet, Inc. Class C *	259,285
		517,232
Services-Help Supply Services - 2.55%
4,877	Robert Half International, Inc.	282,329

Services-Prepackaged Software - 2.85%
3,458	Microsoft Corp.	315,611

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.07%
6,753	Church & Dwight Co., Inc.	340,081

Transportation Services - 2.27%
2,278	Expedia, Inc.	251,514

Water Transportation - 3.69%
3,473	Royal Caribbean Cruises Ltd.	408,911

Wholesale-Motor Vehicles & Motor Vechicle Parts & Supplies - 2.96%
8,644	LKQ Corp. *	328,040

TOTAL FOR COMMON STOCKS (Cost $5,891,482) - 96.95%		$ 10,741,002

SHORT TERM INVESTMENTS - 3.10%
342,957	First American Government Obligation Fund Class Z 0.88% ** (Cost $342,957)	342,957

TOTAL INVESTMENTS (Cost $6,234,439) *** - 100.05%		11,083,959

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.05%)		(5,084)

NET ASSETS - 100.00%		$ 11,078,875

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2018.

*** At March 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,234,439 amounted to $4,849,520, which consisted of aggregate gross unrealized appreciation of $4,971,820 and aggregate gross unrealized depreciation of $122,300.

NOTES TO FINANCIAL STATEMENTS
Manor Growth Fund
1. SECURITY TRANSACTIONS

At March 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,234,439 amounted to $4,849,520, which consisted of aggregate gross unrealized appreciation of $4,971,820 and aggregate gross unrealized depreciation of $122,300.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$10,741,002	$0	$0	$10,741,002
Cash Equivalents	$342,957	$0	$0	$342,957
Total	$11,083,959	$0	$0	$11,083,959

The Funds did not hold any Level 3 assets during the fiscal quarter.  The Funds did not hold any derivative instruments at any time during the fiscal quarter.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Manor Bond Fund
	Schedule of Investments
	March 31, 2018 (Unaudited)

Shares		Value

US TREASURY NOTES - 90.54%

250,000	US Treasury Bond 1.00% Due 11/30/2019	$ 244,912
400,000	US Treasury 1.25% Due 07/31/2023	373,359
250,000	US Treasury Note 1.375% Due 11/30/2018	248,926
200,000	US Treasury Note 1.500% Due 01/31/2022	192,750
150,000	US Treasury 1.500% Due 08/15/2026	136,154

TOTAL FOR US TREASURY NOTES (Cost $1,239,194) - 90.54%		$ 1,196,101

SHORT TERM INVESTMENTS - 9.27%
122,394	First American Treasury Obligation Class Z 0.88% * (Cost $122,394)	122,394

TOTAL INVESTMENTS (Cost $1,361,589) ** - 99.81%		1,318,495

OTHER ASSETS LESS LIABILITIES - 0.19%		2,520

NET ASSETS - 100.00%		$ 1,321,015

* Variable rate security; the coupon rate shown represents the yield at March 31, 2018.

** At March 31, 2018 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,361,589 amounted to $38,856, which consisted of aggregate gross unrealized appreciation of $98 and aggregate gross unrealized depreciation of $38,953.

NOTES TO FINANCIAL STATEMENTS
Manor Bond Fund
1. SECURITY TRANSACTIONS

At March 31, 2018 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,361,589 amounted to $38,856, which consisted of aggregate gross unrealized appreciation of $98 and aggregate gross unrealized depreciation of $38,953.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
US Treasury Notes	$0	$ 1,196,101	$0	1196101.00
Cash Equivalents	$122,394	$0	$0	122394.00
Total	$122,394	$ 1,196,101	$0	1318495.00

The Funds did not hold any Level 3 assets during the fiscal quarter.  The Funds did not hold any derivative instruments at any time during the fiscal quarter.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures

(a)  The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph,  based on the  evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or  15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the  registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the  registrant's second fiscal half-year that has materially  affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the under-signed, thereunto duly authorized.

By /s/ Daniel A. Morris

Daniel A. Morris

President

Mr. Morris serves as both Principal Executive Officer and Principal Financial Officer of Manor Investment Funds.

May 29, 2018

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Daniel A. Morris

Daniel A. Morris

President

Mr. Morris serves as both Principal Executive Officer and Principal Financial Officer of Manor Investment Funds.

May 29, 2018